Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
EBP, Related Party and Party-in-Interest Transactions	Purchases and sales for the year ended December 31, 2025 with respect to these employer share funds are set forth below:

	Purchases	Sales

Liberty Global Class A Common Shares	$361,192	$(64,942)
Liberty Global Class C Common Shares	3,698,496	(1,686,186)
Total	$4,059,688	$(1,751,128)